UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2009
                                                -------------

Check here if Amendment [  ];  Amendment Number: ____
This Amendment (Check only one.)       [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ABINGDON CAPITAL MANAGEMENT LLC
             ----------------------------------------
Address:     1650 TYSONS BOULEVARD, SUITE 1575
             ----------------------------------------
             MCLEAN, VA 22102
             ----------------------------------------

Form 13F File Number:  28- 11828
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      ROBERT BRYAN JACOBOSKI
           ---------------------------------
Title:     MANAGING MEMBER
           ---------------------------------
Phone:     703-269-3400
           ---------------------------------

Signature, Place, and Date of Signing:

ROBERT BRYAN JACOBOSKI            MCLEAN, VA                    AUGUST 10, 2009
----------------------            ----------                    ---------------
[Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          ONE

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     30,816
                                         (thousands)


List of Other Included Managers:

No.      Form 13F File Number               Name
---      --------------------               ---------------------------
1        28-10324                           Abingdon Capital Management Ltd.


Column 1                   Column 2             Column 3  Column 4   Column 5      Column 6    Column 7           Column 8
--------                  ---------             --------  --------   --------     ----------   --------
                                                           Value   SHRS OR  SH/   Investment    Other         Voting Authority
Name of Issuer          Title of Class          CUSIP     (x1000)  PRN AMT  PRN   Discretion   Managers    Sole    Shared    None
--------------          --------------         ---------  -------  -------  ---   ---------   ---------   -------  -------   -----
ALLIANCE ONE INTL INC.           COM           018772103  4,221  1,110,746 SH     DEFINED        1       1,110,746
FIDELITY NATIONAL FINL           CL A          31620R105  2,777    205,280 SH     DEFINED        1         205,280
FIRST AMERICAN CORP              COM           318522307  2,161     83,410 SH     DEFINED        1          83,410
FRESH DEL MONTE PRODUCE INC.     COM           G36738105  2,043    125,600 SH     DEFINED        1         125,600
HERTZ GLOBAL HOLDINGS            COM           42805T105  1,653    206,830 SH     DEFINED        1         206,830
JETBLUE AIRWAYS CORP.            COM           477143101  1,475    345,370 SH     DEFINED        1         345,370
LOUISIANA PACIFIC CORP           COM           546347105    896    262,160 SH     DEFINED        1         262,160
OCCAM NETWORKS, INC.             COM           67457P309    574    160,460 SH     DEFINED        1         160,460
OLD REPUBLIC INTL CORP           COM           680223104  1,612    163,680 SH     DEFINED        1         163,680
REPUBLIC AIRWAYS HOLDINGS, INC   COM           760276105  5,781    885,270 SH     DEFINED        1         885,270
SOUTHWEST AIRLINES CO            COM           844741108     94     14,000 SH     DEFINED        1          14,000
STEWART INFORMATION SVCS CORP    COM           860372101  2,133    149,680 SH     DEFINED        1         149,680
TRANSWITCH CORP                  COM           894065101  1,255  2,534,160 SH     DEFINED        1       2,534,160
UNIVERSAL CORPORATION            COM           913456109  1,227     37,080 SH     DEFINED        1          37,080
UTI WORLDWIDE INC                COM           G87210103    835     73,260 SH     DEFINED        1          73,260
WENDY'S/ARBY'S GROUP INC         COM           950587105  1,657    414,170 SH     DEFINED        1         414,170
IESI-BFC LTD                     COM           44951D108    421     36,160 SH     DEFINED        1          36,160

                                 --------------------------------
                                 TOTAL MARKET VALUE      30,816
                                 --------------------------------
